FHLB Advances (Advances From FHLB) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	0.35%
Fixed interest rate due within one year	$ 2,500
Total fixed rate advances	10,000	10,000
January 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	3.12%
Fixed interest rate due within one year	5,000	5,000
May 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	3.06%
Fixed interest rate due within one year	$ 5,000	$ 5,000